COMMITMENTS & CONTINGENCIES (Details) - USD ($)			3 Months Ended	12 Months Ended
	Nov. 11, 2022	Oct. 13, 2022	Mar. 31, 2023	Dec. 31, 2022
COMMITMENTS & CONTINGENCIES
Cash underwriting discount rate			5.00%	5.00%
Deferred offering costs noncurrent			$ 12,100,000	$ 12,100,000
Zoomcar Inc
COMMITMENTS & CONTINGENCIES
Aggregate investment amount		$ 10,000,000
Cash		350,000,000
Maximum private debt and equity financing		$ 40,000,000
Conversion ratio		$ 10.00
Jett Capital
COMMITMENTS & CONTINGENCIES
Compensation of cash fee	$ 500,000
Initial Public Offering
COMMITMENTS & CONTINGENCIES
Cash underwriting discount rate			2.00%	2.00%
Underwriter cash discount			$ 4,000,000	$ 4,000,000
Percentage of advisory fee			0.60%	0.60%
Initial Public Offering | CCM
COMMITMENTS & CONTINGENCIES
Percentage of advisory fee			1.05%	1.05%
Over-allotment option
COMMITMENTS & CONTINGENCIES
Cash underwriting discount rate			7.00%	7.00%